Assumptions Used to Estimate Fair Value of Share Option (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Assumptions used to Determine Fair Value Options [Line Items]
Weighted average expected life	8 years 1 month 24 days
Estimated forfeiture rate	0.00%
Minimum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.50%
Dividend yield	8.35%
Expected volatility range	59.88%
Fair value of ordinary share	$ 4.10
Suboptimal exercise factor, percent	1.50%
Maximum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.80%
Dividend yield	11.15%
Expected volatility range	61.64%
Fair value of ordinary share	$ 9
Suboptimal exercise factor, percent	2.50%